Average Annual Total Returns			12 Months Ended	13 Months Ended	24 Months Ended	28 Months Ended	60 Months Ended	120 Months Ended
		Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [5]	Dec. 31, 2025 [1]	Dec. 31, 2025	Dec. 31, 2025
Zacks Earnings Consistent Portfolio ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.04%			8.65%
Performance Inception Date		Aug. 23, 2021
Zacks Earnings Consistent Portfolio ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.68%			8.43%
Zacks Earnings Consistent Portfolio ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.91%			6.73%
Zacks Earnings Consistent Portfolio ETF | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%			10.74%
Zacks Focus Growth ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.29%	16.97%
Performance Inception Date		Dec. 04, 2024
Zacks Focus Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.27%	16.95%
Zacks Focus Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.01%	12.94%
Zacks Focus Growth ETF | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.15%	11.63%
Zacks Small/Mid Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.19%		20.28%
Performance Inception Date		Oct. 02, 2023
Zacks Small/Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.91%		19.82%
Zacks Small/Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.22%		15.65%
Zacks Small/Mid Cap ETF | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.15%		24.23%
Zacks All-Cap Core Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.60%				13.48%	13.26%
Zacks All-Cap Core Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.97%				10.57%	10.57%
Zacks All-Cap Core Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.67%				10.10%	10.05%
Zacks All-Cap Core Fund Institutional Class Shares | Russell 3000® Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%				13.15%	14.29%
Zacks Small-Cap Core Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.53%				10.26%	9.17%	[7]
Zacks Small-Cap Core Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.25%				9.98%	8.89%	[7]
Zacks Small-Cap Core Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.25%				8.53%	7.17%	[7]
Zacks Small-Cap Core Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.07%				7.51%	6.45%	[7]
Zacks Small-Cap Core Fund Investor Class Shares | Russell 3000® Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		17.15%				13.15%	14.29%	[7]
Zacks Small-Cap Core Fund Investor Class Shares | Russell 2000® Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.29%				4.68%	8.13%	[7]
Zacks Dividend Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.51%				11.33%	9.96%	[9]
Zacks Dividend Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.25%				11.32%	10.25%	[9]
Zacks Dividend Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		14.27%				9.70%	8.78%
Zacks Dividend Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		9.72%				8.50%	7.80%
Zacks Dividend Fund Investor Class Shares | Russell 1000® Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		17.37%				13.59%	14.59%
Zacks Dividend Fund Investor Class Shares | Russell 1000® Value Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%				11.33%	10.53%	[9]

[1]	Inception date is August 23, 2021.
[2]	The Russell 3000® Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 96% of the investable U.S. equity market. The Russell 3000® Index is comprised of stocks within the Russell 1000® and the Russell 2000® Indices. The Russell 3000® Index was developed with a base value of 140.00 as of December 31, 1986.
[3]	The Fund commenced operation on December 4, 2024.
[4]	The Russell 3000® Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 96% of the investable U.S. equity market. The Russell 3000® Index is comprised of stocks within the Russell 1000® and the Russell 2000® Indices. The Russell 3000® Index was developed with a base value of 140.00 as of December 31, 1986.
[5]	Inception date is October 2, 2023.
[6]	The Russell 3000® Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 96% of the investable U.S. equity market. The Russell 3000® Index is comprised of stocks within the Russell 1000® and the Russell 2000® Indices. The Russell 3000® Index was developed with a base value of 140.00 as of December 31, 1986.
[7]	Investor Class shares were first offered on June 30, 2011. Institutional Class shares were first offered on February 28, 2014. The performance figures for Institutional Class shares include the performance for the Investor Class shares for the period prior to February 28, 2014. For such period Institutional Class shares would have had substantially similar performance as Investor Class because the shares are invested in the same portfolio of securities and the average annual total returns would have differed only to the extent that the expenses of Institutional Class shares were lower than the expenses of Investor Class shares and therefore, returns for Institutional Class shares would have been higher than those of Investor Class shares.
[8]	In accordance with new regulatory requirements, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index. The Fund will continue to show the performance of the Russell 2000® Index for comparative purposes.
[9]	Investor Class shares were first offered on January 31, 2014. Institutional Class shares were first offered on January 31, 2017. The performance figures for Institutional Class shares include the performance for the Investor Class shares for the period prior to January 31, 2017. For such period Institutional Class shares would have had substantially similar performance as Investor Class because the shares are invested in the same portfolio of securities and the average annual total returns would have differed only to the extent that the expenses of Institutional Class shares were lower than the expenses of Investor Class shares and therefore, returns for Institutional Class shares would have been higher than those of Investor Class shares.
[10]	In accordance with regulatory requirements, the Fund changed its broad-based securities market index from the Russell 1000® Value Index to the Russell 1000® Index. The Fund will continue to show the performance of the Russell 1000® Value Index for comparative purposes.